Accounts Receivable - Allowance for Doubtful Receivables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful receivables, Beginning Balance	€ (5,603)		€ (2,070)
Addition for the year	(3,161)	[1]	(3,870)	[1]	€ (133)
Effect of changes in exchange rates	3		131
Utilization of the provision	6,605		468
Allowance for doubtful receivables, Ending Balance	€ (2,162)		€ (5,603)		€ (2,070)

[1]	The addition for the year is recorded in cost of sales.